Financing receivables - Summary of loans receivable reported within Loans receivable or Investments in and advances to affiliated companies (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2025	Mar. 31, 2025
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		¥ 3,901,483	¥ 3,846,632
Carried at fair value	[1]	2,531,009	2,178,376
Total		6,432,492	6,025,008
Advances to affiliated companies [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		4,000	4,008
Carried at fair value	[1]	9,409	4,946
Total		13,409	8,954
Total [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		3,905,483	3,850,640
Carried at fair value	[1]	2,540,418	2,183,322
Total		6,445,901	6,033,962
Loans at banks [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		1,093,678	1,045,787
Carried at fair value	[1]
Total		1,093,678	1,045,787
Short-term secured margin loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		856,627	796,936
Carried at fair value	[1]
Total		856,627	796,936
Corporate loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		1,951,178	2,003,909
Carried at fair value	[1]	2,531,009	2,178,376
Total		¥ 4,482,187	¥ 4,182,285

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.